UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07963

NYSA Series Trust

(Exact name of registrant as specified in charter)

507 Plum St., Suite 120

Syracuse, New York 13204

(Address of principal executive offices)

 (Zip code)

Robert Cuculich

Pinnacle Advisers LLC

507 Plum St., Suite 120

Syracuse, New York 13204

(Name and address of agent for service)

Registrant's telephone number, including area code: 315-251-1101

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

NYSA Fund

ALOCA INC.

Ticker Symbol:AA	Cusip Number:013817101
Record Date: 2/20/2015	Meeting Date: 5/1/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.1	ELECTION OF DIRECTOR: KATHRYN S. FULLER	For	Issuer	For	With
1.2	ELECTION OF DIRECTOR: L. RAFAEL REIF	For	Issuer	For	With
1.3	ELECTION OF DIRECTOR: PATRICIA F. RUSSO	For	Issuer	For	With
1.4	ELECTION OF DIRECTOR: ERNESTO ZEDILLO	For	Issuer	For	With
2	RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015	For	Issuer	For	With
3	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION	For	Issuer	For	With

ALOCA INC.

Ticker Symbol:AA	Cusip Number:013817101
Record Date: 2/20/2015	Meeting Date: 5/1/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.1	ELECTION OF DIRECTOR: KATHRYN S. FULLER	For	Issuer	For	With
1.2	ELECTION OF DIRECTOR: L. RAFAEL REIF	For	Issuer	For	With
1.3	ELECTION OF DIRECTOR: PATRICIA F. RUSSO	For	Issuer	For	With
1.4	ELECTION OF DIRECTOR: ERNESTO ZEDILLO	For	Issuer	For	With
2	RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015	For	Issuer	For	With
3	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION	For	Issuer	For	With

ARCH COAL, INC.

Ticker Symbol:ACI	Cusip Number:039380100
Record Date: 3/14/2015	Meeting Date: 4/23/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: GOVERNOR DAVID D. FREUDENTHAL	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: PATRICIA F. GODLEY	For	Issuer	For	With
1C	ELECTION OF DIRECTOR: JAMES A. SABALA	For	Issuer	For	With
1D	ELECTION OF DIRECTOR: WESLEY M. TAYLOR	For	Issuer	For	With
1E	ELECTION OF DIRECTOR: PETER I. WOLD	For	Issuer	For	With
2	ADVISORY APPROVAL OF THE COMPANY'S NAMED EXECUTIVE OFFICER COMPENSATION.	For	Issuer	For	With
3	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG, LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2015.	For	Issuer	For	With
4	AUTHORIZE THE BOARD OF DIRECTORS OF THE COMPANY TO EFFECT, IN ITS DISCRETION, A REVERSE STOCK SPLIT OF THE OUTSTANDING AND TREASURY SHARES OF COMMON STOCK OF ARCH COAL, INC. AT A REVERSE STOCK SPLIT RATIO OF EITHER 1-FOR-5 OR 1-FOR-10, AS DETERMINED BY THE BOARD OF DIRECTORS AND APPROVE A CORRESPONDING AMENDMENT TO THE COMPANY'S RESTATED CERTIFICATE OF INCORPORATION, SUBJECT TO THE BOARD OF DIRECTOR'S AUTHORITY TO ABANDON SUCH AMENDMENT.	For	Issuer	For	With
5	STOCKHOLDER PROPOSAL: PROXY ACCESS PROVISION.	Against	Issuer	Against	With

ARCH COAL, INC.

Ticker Symbol:ACI	Cusip Number:039380100
Record Date: 3/14/2015	Meeting Date: 4/23/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: GOVERNOR DAVID D. FREUDENTHAL	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: PATRICIA F. GODLEY	For	Issuer	For	With
1C	ELECTION OF DIRECTOR: JAMES A. SABALA	For	Issuer	For	With
1D	ELECTION OF DIRECTOR: WESLEY M. TAYLOR	For	Issuer	For	With
1E	ELECTION OF DIRECTOR: PETER I. WOLD	For	Issuer	For	With
2	ADVISORY APPROVAL OF THE COMPANY'S NAMED EXECUTIVE OFFICER COMPENSATION.	For	Issuer	For	With
3	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG, LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2015.	For	Issuer	For	With
4	AUTHORIZE THE BOARD OF DIRECTORS OF THE COMPANY TO EFFECT, IN ITS DISCRETION, A REVERSE STOCK SPLIT OF THE OUTSTANDING AND TREASURY SHARES OF COMMON STOCK OF ARCH COAL, INC. AT A REVERSE STOCK SPLIT RATIO OF EITHER 1-FOR-5 OR 1-FOR-10, AS DETERMINED BY THE BOARD OF DIRECTORS AND APPROVE A CORRESPONDING AMENDMENT TO THE COMPANY'S RESTATED CERTIFICATE OF INCORPORATION, SUBJECT TO THE BOARD OF DIRECTOR'S AUTHORITY TO ABANDON SUCH AMENDMENT.	For	Issuer	For	With
5	STOCKHOLDER PROPOSAL: PROXY ACCESS PROVISION.	Against	Issuer	Against	With

BOX SHIPS INC.

Ticker Symbol:TEU	Cusip Number:Y09675102
Record Date: 9/9/2014	Meeting Date: 10/21/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) MICHAEL BODOUROGLOU	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF DELOITTE HADJIPAVLOU SOFIANOS & CAMBANIS S.A. AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2014.	For	Issuer	For	With

CELLDEX THERAPEUTICS, INC.

Ticker Symbol:CLDX	Cusip Number:15117B103
Record Date: 4/22/2015	Meeting Date: 6/10/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) LARRY ELLBERGER 2) ANTHONY S. MARUCCI 3) HERBERT J. CONRAD 4) GEORGE O. ELSTON 5) HARRY H. PENNER, JR. 6) KAREN L. SHOOS 7) RICHARD A VAN DEN BROEK	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2015.	For	Issuer	For	With
3	TO APPROVE THE AMENDMENT AND RESTATEMENT OF OUR 2008 STOCK OPTION AND INCENTIVE PLAN, INCLUDING AN INCREASE IN THE NUMBER OF SHARES RESERVED FOR ISSUANCE UNDER THE PLAN.	For	Issuer	For	With
4	TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS AS DISCLOSED IN THIS PROXY STATEMENT.	For	Issuer	For	With

CELLDEX THERAPEUTICS, INC.

Ticker Symbol:CLDX	Cusip Number:15117B103
Record Date: 4/22/2015	Meeting Date: 6/10/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) LARRY ELLBERGER 2) ANTHONY S. MARUCCI 3) HERBERT J. CONRAD 4) GEORGE O. ELSTON 5) HARRY H. PENNER, JR. 6) KAREN L. SHOOS 7) RICHARD A VAN DEN BROEK	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2015.	For	Issuer	For	With
3	TO APPROVE THE AMENDMENT AND RESTATEMENT OF OUR 2008 STOCK OPTION AND INCENTIVE PLAN, INCLUDING AN INCREASE IN THE NUMBER OF SHARES RESERVED FOR ISSUANCE UNDER THE PLAN.	For	Issuer	For	With
4	TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS AS DISCLOSED IN THIS PROXY STATEMENT.	For	Issuer	For	With

COPYTELE, INC.

Ticker Symbol:COPY	Cusip Number:217721109
Record Date: 6/18/2014	Meeting Date: 8/8/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) LEWIS H. TITTERTON, JR. 2) ROBERT A. BERMAN 3) DR. AMIT KUMAR 4) BRUCE F. JOHNSON 5) DALE FOX 6) DR. ANDREA BELZ	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT BY THE BOARD OF HASKELL & WHITE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING OCTOBER 31, 2014.	For	Issuer	For	With
3	APPROVAL OF THE PROPOSED AMENDMENT TO ARTICLE FOURTH OF THE COMPANY'S CERTIFICATE OF INCORPORATION TO EFFECT A REVERSE STOCK SPLIT OF THE COMPANY'S COMMON STOCK AT A RATIO OF BETWEEN ONE-FOR-TWO AND ONE-FOR-TWENTY FIVE WITH SUCH RATIO TO BE DETERMINED AND SUCH REVERSE SPLIT TO BE EFFECTED AS DETERMINED BY THE BOARD IN ITS SOLE DISCRETION.	For	Issuer	For	With
4	APPROVAL OF THE PROPOSED AMENDMENT TO THE COMPANY'S CERTIFICATE OF INCORPORATION TO CHANGE THE NAME OF THE COMPANY FROM "COPYTELE, INC." TO "ITUS CORPORATION". SUCH NAME CHANGE TO OCCUR AT SUCH TIME AND DATE, IF AT ALL, AS DETERMINED BY THE BOARD IN ITS SOLE DISCRETION.	For	Issuer	For	With

DRYSHIPS INC.

Ticker Symbol:DRYS	Cusip Number:Y2109Q101
Record Date: 4/30/2015	Meeting Date: 6/15/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF CLASS B DIRECTOR: GEORGE XIRADAKIS	For	Issuer	For	With
2	TO APPROVE THE APPOINTMENT OF ERNST & YOUNG (HELLAS) CERTIFIED AUDITORS ACCOUNTANTS S.A., AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2015.	For	Issuer	For	With
3	TO APPROVE AN AMENDMENT TO THE COMPANY'S AMENDED AND RESTATED ARTICLES OF INCORPORATION TO EFFECT A REVERSE STOCK SPLIT OF THE COMPANY'S ISSUED AND OUTSTANDING SHARES OF COMMON STOCK BY A RATIO OF UP TO ONE-FOR-10, INCLUSIVE, AND TO AUTHORIZE THE COMPANY'S BOARD OF DIRECTORS TO IMPLEMENT THE REVERSE STOCK SPLIT BY FILING SUCH AMENDMENT WITH THE REGISTRAR OF CORPORATIONS OF THE REPUBLIC OF THE MARSHALL ISLANDS.	For	Issuer	For	With

DRYSHIPS, INC.

Ticker Symbol:DRYS	Cusip Number:Y2109Q101
Record Date: 10/2/2014	Meeting Date: 12/1/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) GEORGE ECONOMOU 2) HARRY KERAMES 3) VASSILIS KARAMITSANIS	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG (HELLAS) CERTIFIED AUDITORS ACCOUNTANTS S.A., AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2014 ("PROPOSAL TWO")	For	Issuer	For	With

FLEXTRONICS INTERNATIONAL LTD.

Ticker Symbol:FLEX	Cusip Number:Y2573F102
Record Date: 6/30/2014	Meeting Date: 8/28/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	RE-ELECTION OF MR. DANIEL H. SCHULMAN AS A DIRECTOR OF FLEXTRONICS.	For	Issuer	For	With
2A	RE-ELECTION OF MR. MICHAEL D. CAPELLAS AS A DIRECTOR OF FLEXTRONICS.	For	Issuer	For	With
2B	RE-ELECTION OF MR. MARC A. ONETTO AS A DIRECTOR OF FLEXTRONICS.	For	Issuer	For	With
3	RE-APPOINTMENT OF MR. LAWRENCE A. ZIMMERMAN AS A DIRECTOR OF FLEXTRONICS.	For	Issuer	For	With
4	TO APPROVE THE RE-APPOINTMENT OF DELOITTE & TOUCHE LLP AS FLEXTRONICS'S INDEPENDENT AUDITORS FOR THE 2015 FISCAL YEAR AND TO AUTHORIZE THE BOARD OF DIRECTORS TO FIX ITS REMUNERATION.	For	Issuer	For	With
5	TO APPROVE A GENERAL AUTHORIZATION FOR THE DIRECTORS OF FLEXTRONICS TO ALLOT AND ISSUE ORDINARY SHARES.	For	Issuer	For	With
6	NON-BINDING, ADVISORY RESOLUTION. TO APPROVE THE COMPENSATION OF FLEXTRONICS'S NAMED EXECUTIVE OFFICERS, AS DISCLOSED PURSUANT TO ITEM 402 OF REGULATION S-K, SET FORTH IN "COMPENSATION DISCUSSION AND ANALYSIS" AND IN THE COMPENSATION TABLES AND THE ACCOMPANYING NARRATIVE DISCLOSURE UNDER "EXECUTIVE COMPENSATION" IN FLEXTRONICS'S PROXY STATEMENT RELATING TO ITS 2014 ANNUAL GENERAL MEETING.	For	Issuer	For	With
7	TO APPROVE CHANGES IN THE CASH COMPENSATION PAYABLE TO FLEXTRONICS'S COMPENSATION COMMITTEE MEMBERS AND THE CHAIRMAN OF THE COMPENSATION COMMITTEE.	For	Issuer	For	With
S1	EXTRAORDINARY GENERAL MEETING PROPOSAL: TO APPROVE THE RENEWAL OF THE SHARE PURCHASE MANDATE RELATING TO ACQUISITIONS BY FLEXTRONICS OF ITS OWN ISSUED ORDINARY SHARES.	For	Issuer	For	With

FREEPORT-MCMORAN INC.

Ticker Symbol:FCX	Cusip Number:35671D857
Record Date: 4/16/2015	Meeting Date: 6/10/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) RICHARD C. ADKERSON 2) ROBERT J. ALLISON, JR. 3) ALAN R. BUCKWALTER, III 4) ROBERT A. DAY 5) JAMES C. FLORES 6) GERALD J. FORD 7) THOMAS A. FRY, III 8) H. DEVON GRAHAM, JR. 9) LYDIA H. KENNARD 10) CHARLES C. KRULAK 11) BOBBY LEE LACKEY 12) JON C. MADONNA 13) DUSTAN E. MCCOY 14) JAMES R. MOFFETT 15) STEPHEN H. SIEGELE 16) FRANCES FRAGOS TOWNSEND	For	Issuer	For	With
2	APPROVAL, ON AN ADVISORY BASIS, OF THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
3	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015.	For	Issuer	For	With
4	REAPPROVAL OF THE MATERIAL TERMS OF THE SECTION 162(M) PERFORMANCE GOALS UNDER OUR AMENDED AND RESTATED 2006 STOCK INCENTIVE PLAN.	For	Issuer	For	With
5	STOCKHOLDER PROPOSAL REGARDING PROXY ACCESS.	Against	Issuer	Against	With

KNIGHTSBRIDGE SHIPPING LIMITED

Ticker Symbol:VLCCF	Cusip Number:G5299G106
Record Date: 2/13/2015	Meeting Date: 3/26/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO AUTHORIZE AND APPROVE THE MERGER TRANSACTIONS, BY AND AMONG GOLDEN OCEAN GROUP LIMITED ("GOLDEN OCEAN") AND THE COMPANY PURSUANT TO WHICH GOLDEN OCEAN WILL MERGE INTO THE COMPANY.	For	Issuer	For	With
2	TO APPROVE THE ADOPTION OF THE AMENDED AND RESTATED BYE-LAWS.	For	Issuer	For	With
3	SUBJECT TO THE AUTHORIZATION AND ADOPTION OF THE MERGER TRANSACTIONS, TO APPROVE CHANGING THE NAME OF KNIGHTSBRIDGE SHIPPING LIMITED TO "GOLDEN OCEAN GROUP LIMITED".	For	Issuer	For	With

LIGAND PHARMACEUTICALS INCORPORATED

Ticker Symbol:LGND	Cusip Number:53220K504
Record Date: 2/23/2015	Meeting Date: 4/24/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) JASON M. ARYEH 2) TODD C. DAVIS 3) JOHN L. HIGGINS 4) DAVID M. KNOTT 5) JOHN W. KOZARICH 6) JOHN L. LAMATTINA 7) SUNIL PATEL 8) STEPHEN L. SABBA	For	Issuer	For	With
2	RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED ACCOUNTING FIRM.	For	Issuer	For	With
3	APPROVAL, ON A NON-BINDING ADVISORY BASIS, OF THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With

LIGHTWAVE LOGIC INC.

Ticker Symbol:LWLG	Cusip Number:532275104
Record Date: 3/27/2015	Meeting Date: 5/15/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) ANDREW J. ASHTON 2) SIRAJ NOUR EL-AHMADI 3) GEORGE LAURO	For	Issuer	For	With
2	APPROVAL OF THE AMENDMENT TO THE COMPANY'S ARTICLES OF INCORPORATION.	For	Issuer	For	With
3	RATIFICATION OF THE APPOINTMENT OF MORISON COGEN LLP TO SERVE AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2015.	For	Issuer	For	With
4	ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.	For	Issuer	For	With
5	ADVISORY VOTE ON THE FREQUENCY OF FUTURE ADVISORY VOTES TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION. (3 Years)	For	Issuer	For	With

MAGELLAN PETROLEUM CORPORATION

Ticker Symbol:MPET	Cusip Number:559091301
Record Date: 10/20/2014	Meeting Date: 12/11/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) J. THOMAS WILSON	For	Issuer	For	With
2	THE NON-BINDING ADVISORY RESOLUTION REGARDING APPROVAL OF THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
3	TO RATIFY THE APPOINTMENT OF EKS&H LLLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING JUNE 30, 2015.	For	Issuer	For	With

NAVIOS MARITIME HOLDINGS, INC.

Ticker Symbol:NM	Cusip Number:Y62196103
Record Date: 10/8/2014	Meeting Date: 11/21/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) ANGELIKI FRANGOU 2) VASILIKI PAPAEFTHYMIOU	For	Issuer	For	With
2	PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS AS THE COMPANY'S INDEPENDENT PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2014.	For	Issuer	For	With

OCEAN RIG UDW INC.

Ticker Symbol:ORIG	Cusip Number:Y64354205
Record Date: 10/2/2014	Meeting Date: 12/1/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) GEORGE ECONOMOU	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG (HELLAS) CERTIFIED AUDITORS ACCOUNTANTS S.A., AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2014 ("PROPOSAL TWO")	For	Issuer	For	With

OCEAN RIG UDW INC.

Ticker Symbol:ORIG	Cusip Number:Y64354205
Record Date: 4/30/2015	Meeting Date: 6/15/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) JOHN LIVERIS 2) PROKOPIOS TSIRIGAKIS	For	Issuer	For	With
2	TO APPROVE THE APPOINTMENT OF ERNST & YOUNG (HELLAS) CERTIFIED AUDITORS ACCOUNTANTS S.A., AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2015 ("PROPOSAL TWO")	For	Issuer	For	With

POPEYES LOUISIANA KITCHEN INC.

Ticker Symbol:PLKI	Cusip Number:732872106
Record Date: 4/2/2015	Meeting Date: 5/21/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) KRISHNAN ANAND 2) CHERYL A. BACHELDER 3) CAROLYN HOGAN BYRD 4) JOHN M. CRANOR, III 5) JOEL K. MANBY 6) MARTYN R. REDGRAVE 7) S. KIRK KINSELL	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS PLKI'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 27, 2015.	For	Issuer	For	With
3	APPROVAL OF POPEYES LOUISIANA KITCHEN, INC. 2015 INCENTIVE PLAN.	For	Issuer	For	With
4	APPROVAL, ON AN ADVISORY BASIS, OF THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With

POPEYES LOUISIANA KITCHEN INC.

Ticker Symbol:PLKI	Cusip Number:732872106
Record Date: 4/2/2015	Meeting Date: 5/21/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) KRISHNAN ANAND 2) CHERYL A. BACHELDER 3) CAROLYN HOGAN BYRD 4) JOHN M. CRANOR, III 5) JOEL K. MANBY 6) MARTYN R. REDGRAVE 7) S. KIRK KINSELL	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS PLKI'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 27, 2015.	For	Issuer	For	With
3	APPROVAL OF POPEYES LOUISIANA KITCHEN, INC. 2015 INCENTIVE PLAN.	For	Issuer	For	With
4	APPROVAL, ON AN ADVISORY BASIS, OF THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With

YRC WORLDWIDE INC.

Ticker Symbol:YRCW	Cusip Number:984249607
Record Date: 3/3/2015	Meeting Date: 4/28/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) RAYMOND J. BROMARK 2) MATTHEW A. DOHENY 3) ROBERT L. FRIEDMAN 4) JAMES E. HOFFMAN 5) MICHAEL J. KNEELAND 6) JAMES L. WELCH 7) JAMES F. WINESTOCK	For	Issuer	For	With
2	ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.	For	Issuer	For	With
3	THE RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015.	For	Issuer	For	With
4	ELECTION OF ADDITIONAL DIRECTOR - PATRICIA M. NAZEMETZ	For	Issuer	For	With

YRC WORLDWIDE INC.

Ticker Symbol:YRCW	Cusip Number:984249607
Record Date: 3/3/2015	Meeting Date: 4/28/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) RAYMOND J. BROMARK 2) MATTHEW A. DOHENY 3) ROBERT L. FRIEDMAN 4) JAMES E. HOFFMAN 5) MICHAEL J. KNEELAND 6) JAMES L. WELCH 7) JAMES F. WINESTOCK	For	Issuer	For	With
2	ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.	For	Issuer	For	With
3	THE RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015.	For	Issuer	For	With
4	ELECTION OF ADDITIONAL DIRECTOR - PATRICIA M. NAZEMETZ	For	Issuer	For	With

* Management Recommended Vote

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NYSA Series Trust

By /s/Robert Cuculich

* Robert Cuculich

President

Date: August 6, 2015

*Print the name and title of each signing officer under his or her signature.